Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2017
Disposal Groups, Including Discontinued Operations
Results of discontinued operations

The disposal of the web game business was completed in January 2018 resulting in a disposal gain of approximately USD 1,400,000.

Results of the discontinued operation
USD (In thousands)	2015	2016	2017
Operating loss of Xunlei Kankan	(11,553)	(243)	—
Gain on disposal of Kankan	1,505	—	—
Operating income of web game business	19,056	8,034	7,538
Total income from discontinued operations before income tax	9,008	7,791	7,538
Xunlei Kankan - Income tax (expenses)/benefit	(2,048)	36	—
Web game business - Income tax expenses	(2,859)	(1,204)	(1,131)
Total income tax expense from discontinued operations	(4,907)	(1,168)	(1,131)
Total net profit from discontinued operations	4,101	6,623	6,407

Web Game Business [Member]
Disposal Groups, Including Discontinued Operations
Results of the discontinued operation

USD (In thousands)	2015	2016	2017
Revenues, net of rebates and discounts	25,160	15,981	11,428
Business taxes and surcharges	(45)	(25)	(27)
Net revenues	25,115	15,956	11,401
Cost of revenues	(785)	(391)	(522)
Gross profit	24,330	15,565	10,879
Operating expenses
Research and development expenses	(2,488)	(3,192)	(2,217)
Sales and marketing expenses	(2,631)	(4,180)	(1,025)
General and administrative expenses	(155)	(159)	(99)
Total operating expenses	(5,274)	(7,531)	(3,341)
Operating income	19,056	8,034	7,538
Income tax expenses	(2,859)	(1,204)	(1,131)
Income from discontinued operations	16,197	6,830	6,407

Assets and liabilities of the discontinued operation

USD (In thousands)	2016	2017
Property and equipment, net	20	26
Total assets held for sale	20	26

Deferred revenue, current portion	1,338	822
Total liabilities held for sale	1,338	822

Cash flows generated from/ (used in) discontinued operations

USD (In thousands)	2015	2016	2017
Net cash generated from operating activities	15,286	5,492	5,585
Net cash used in investing activities	(1)	(12)	(13)
Net cash used in financing activities	—	—	—
Net cash flow for the year	15,285	5,480	5,572

Xunlei Kankan [Member]
Disposal Groups, Including Discontinued Operations
Results of the discontinued operation

USD (In thousands)	2015	2016	2017
Revenues, net of rebates and discounts	15,677	—	—
Business taxes and surcharges	(447)	—	—
Net revenues	15,230	—	—
Cost of revenues	(13,240)	—	—
Gross profit	1,990	—	—
Operating expenses			—
Research and development expenses	(3,245)	5	—
Sales and marketing expenses	(7,384)	(27)	—
General and administrative expenses	(3,051)	(221)	—
Total operating expenses	(13,680)	(243)	—
Net gain from exchanges of content copyrights	137	—	—
Operating loss	(11,553)	(243)	—
Gain on disposal of Kankan	1,505	—	—
Income tax credit/(expenses)	(2,048)	36	—
Loss from discontinued operations	(12,096)	(207)	—

Cash flows generated from/ (used in) discontinued operations

USD (In thousands)	2015	2016	2017
Net cash used in operating activities	(1,554)	(215)	—
Net cash generated from investing activities	9,135	—	—
Net cash used in financing activities	—	—	—
Net cash flow for the year	7,581	(215)	—